LOANS - Corporate Loans Credit Quality Indicators (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Loans receivable
Loans, net of unearned income	$ 644,635	$ 665,472
Loans at fair value	5,901	5,029
Corporate
Loans receivable
Loans, net of unearned income	274,665	271,641
Loans, total non-accrual	1,183	1,908
Loans at fair value	5,858	4,072
Corporate | Commercial and industrial
Loans receivable
Loans, net of unearned income	110,389	113,831
Loans, total non-accrual	575	769
Corporate | Financial institutions
Loans receivable
Loans, net of unearned income	67,832	62,069
Loans, total non-accrual	250	365
Corporate | Mortgage and real estate
Loans receivable
Loans, net of unearned income	38,473	34,783
Loans, total non-accrual	252	515
Corporate | Lease financing
Loans receivable
Loans, net of unearned income	2,113	2,174
Loans, total non-accrual	51	189
Corporate | Other
Loans receivable
Loans, net of unearned income	49,949	54,595
Loans, total non-accrual	55	70
Corporate | Private Banking loans managed on a delinquency basis
Loans receivable
Loans, net of unearned income	18,616	17,002
Corporate | Investment Grade
Loans receivable
Loans, net of unearned income	200,987	195,207
Corporate | Investment Grade | Commercial and industrial
Loans receivable
Loans, net of unearned income	80,812	79,360
Corporate | Investment Grade | Financial institutions
Loans receivable
Loans, net of unearned income	56,154	49,699
Corporate | Investment Grade | Mortgage and real estate
Loans receivable
Loans, net of unearned income	16,068	13,178
Corporate | Investment Grade | Lease financing
Loans receivable
Loans, net of unearned income	1,669	1,600
Corporate | Investment Grade | Other
Loans receivable
Loans, net of unearned income	46,284	51,370
Corporate | Non-Investment Grade
Loans receivable
Loans, net of unearned income	49,204	55,360
Corporate | Non-Investment Grade | Commercial and industrial
Loans receivable
Loans, net of unearned income	29,003	33,702
Loans, total non-accrual	575	769
Corporate | Non-Investment Grade | Financial institutions
Loans receivable
Loans, net of unearned income	11,429	12,005
Loans, total non-accrual	250	365
Corporate | Non-Investment Grade | Mortgage and real estate
Loans receivable
Loans, net of unearned income	3,587	4,205
Loans, total non-accrual	252	515
Corporate | Non-Investment Grade | Lease financing
Loans receivable
Loans, net of unearned income	393	385
Loans, total non-accrual	51	189
Corporate | Non-Investment Grade | Other
Loans receivable
Loans, net of unearned income	3,609	3,155
Loans, total non-accrual	$ 55	$ 70